Federated Hermes MDT Large Cap Value Fund
Portfolio of Investments
January 31, 2023 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Communication Services—6.4%
1,136,466	[1]	Altice USA, Inc.	$5,568,684
545,040		AT&T, Inc.	11,102,465
273,325		Comcast Corp., Class A	10,755,339
78,187		Electronic Arts, Inc.	10,061,103
172,361	[1]	Meta Platforms, Inc.	25,676,618
78,278	[1]	T-Mobile USA, Inc.	11,687,688
		TOTAL	74,851,897
		Consumer Discretionary—6.1%
194,782	[1]	Bright Horizons Family Solutions, Inc.	14,955,362
229,173		Ford Motor Co.	3,096,127
1,100,564		Gap (The), Inc.	14,934,654
294,930		PVH Corp.	26,514,207
386,137		V.F. Corp.	11,947,079
		TOTAL	71,447,429
		Consumer Staples—7.9%
177,115		Albertsons Cos., Inc.	3,754,838
70,427		Archer-Daniels-Midland Co.	5,834,877
121,246		Hershey Foods Corp.	27,231,852
51,845		Kellogg Co.	3,555,530
503,881		Kroger Co.	22,488,209
168,818		Molson Coors Beverage Company, Class B	8,876,450
116,311		PepsiCo, Inc.	19,891,507
		TOTAL	91,633,263
		Energy—8.2%
64,937		Chevron Corp.	11,300,337
170,402		Exxon Mobil Corp.	19,768,336
684,475		Marathon Oil Corp.	18,802,528
246,701		Marathon Petroleum Corp.	31,706,012
54,078		Phillips 66	5,422,401
61,055		Valero Energy Corp.	8,549,532
		TOTAL	95,549,146
		Financials—21.3%
199,096		American International Group, Inc.	12,586,849
5,870		Ameriprise Financial, Inc.	2,055,204
50,714	[1]	Arch Capital Group Ltd.	3,263,446
590,277		Bank of New York Mellon Corp.	29,850,308
283,219		Berkley, W. R. Corp.	19,864,981
15,823	[1]	Berkshire Hathaway, Inc., Class B	4,929,181
44,804		Cboe Global Markets, Inc.	5,505,516
26,654		Chubb Ltd.	6,063,518
45,997		CME Group, Inc.	8,125,830
144,860		Fidelity National Financial, Inc.	6,378,186
24,392		First Republic Bank	3,436,345
157,812		Hartford Financial Services Group, Inc.	12,247,789
88,217		Interactive Brokers Group, Inc., Class A	7,052,067
58,622		JPMorgan Chase & Co.	8,204,735
213,299		Northern Trust Corp.	20,683,604

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
161,831		Popular, Inc.	$11,108,080
81,263		Progressive Corp., OH	11,080,210
121,611		Signature Bank	15,681,738
84,932		State Street Corp.	7,756,840
7,377	[1]	SVB Financial Group	2,231,100
151,728		The Travelers Cos., Inc.	28,998,255
537,589		Virtu Financial, Inc.	10,380,844
212,283		Wells Fargo & Co.	9,949,704
		TOTAL	247,434,330
		Health Care—16.9%
39,177		Amgen, Inc.	9,888,275
21,540	[1]	Biogen, Inc.	6,265,986
154,653		Bristol-Myers Squibb Co.	11,235,540
69,966	[1]	Centene Corp.	5,334,208
151,005		CVS Health Corp.	13,321,661
337,163		Dentsply Sirona, Inc.	12,417,713
844,639	[1]	Elanco Animal Health, Inc.	11,596,894
11,017		Elevance Health, Inc.	5,508,390
204,180	[1]	Enovis Corp.	12,853,131
234,296		Gilead Sciences, Inc.	19,666,806
24,143		Humana, Inc.	12,353,973
209,928		Johnson & Johnson	34,306,434
14,115		McKesson Corp.	5,345,068
110,037		Merck & Co., Inc.	11,819,074
273,567		Pfizer, Inc.	12,080,719
158,310	[1]	Syneos Health, Inc.	5,686,495
30,960		Teleflex, Inc.	7,536,283
		TOTAL	197,216,650
		Industrials—10.3%
40,376		3M Co.	4,646,470
88,342		AGCO Corp.	12,202,680
55,490		Caterpillar, Inc.	13,999,572
58,817		Fortune Brands Innovations, Inc.	3,794,285
19,794		Lennox International, Inc.	5,158,712
75,708		Manpower, Inc.	6,598,709
112,939		Pentair PLC	6,254,562
110,158		Robert Half International, Inc.	9,248,866
151,289	[1]	SPX Technologies, Inc.	11,348,188
135,717		Stanley Black & Decker, Inc.	12,120,885
50,657		Trane Technologies PLC	9,073,682
282,286	[1]	United Airlines Holdings, Inc.	13,820,723
6,668	[1]	United Rentals, Inc.	2,940,255
227,171	[1]	XPO, Inc.	9,055,036
		TOTAL	120,262,625
		Information Technology—9.5%
57,326		Automatic Data Processing, Inc.	12,944,784
85,902		Cisco Systems, Inc.	4,180,850
88,378		Dell Technologies, Inc.	3,589,914
172,103	[1]	DXC Technology Co.	4,944,519
1,008,116		Hewlett Packard Enterprise Co.	16,260,911
67,818	[1]	IPG Photonics Corp.	7,602,398

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
419,393	[1]	PayPal Holdings, Inc.	$34,176,336
44,987		Pegasystems, Inc.	1,749,095
37,694		Skyworks Solutions, Inc.	4,133,901
219,810		Vishay Intertechnology, Inc.	5,031,451
214,401	[1]	Zoom Video Communications, Inc.	16,080,075
		TOTAL	110,694,234
		Materials—3.4%
219,388		Berry Global Group, Inc.	13,542,821
56,775		CF Industries Holdings, Inc.	4,808,842
244,633		Mosaic Co./The	12,119,119
169,691		Newmont Corp.	8,981,745
		TOTAL	39,452,527
		Real Estate—3.5%
80,062		Extra Space Storage, Inc.	12,636,186
69,830		SBA Communications Corp.	20,776,520
174,543		SL Green Realty Corp.	7,182,444
		TOTAL	40,595,150
		Utilities—4.7%
350,922		Exelon Corp.	14,805,399
343,664		NRG Energy, Inc.	11,760,182
121,931		Pinnacle West Capital Corp.	9,089,956
201,237		WEC Energy Group, Inc.	18,914,266
		TOTAL	54,569,803
		TOTAL COMMON STOCKS (IDENTIFIED COST $990,462,752)	1,143,707,054
		INVESTMENT COMPANY—1.8%
20,781,042		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.41%[2] (IDENTIFIED COST $20,776,823)	20,781,042
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $1,011,239,575)	1,164,488,096
		OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	116,713
		TOTAL NET ASSETS—100%	$1,164,604,809
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2022	$1,509,900	$21,312,846	$22,822,746
Purchases at Cost	$—	$82,346,160	$82,346,160
Proceeds from Sales	$(1,509,900)	$(82,891,554)	$(84,401,454)
Change in Unrealized Appreciation/Depreciation	$—	$4,291	$4,291
Net Realized Gain/(Loss)	$—	$9,299	$9,299
Value as of 1/31/2023	$—	$20,781,042	$20,781,042
Shares Held as of 1/31/2023	—	20,781,042	20,781,042
Dividend Income	$112	$210,673	$210,785
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

Non-income-producing security.

7-day net yield.
3
Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser's affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2023, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.